Revenue (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Contract modifications			$ 188,200	$ 118,100
Segment revenue, percentage			8.90%	8.80%	7.70%
Southland Holdings Llc [Member] | UNITED STATES
Segment revenue, percentage			9.00%	4.00%	4.00%
Southland Holding Llc [Member]
Segment revenue, percentage	8.00%	7.50%
Transaction price	$ 246,000		$ 188,200
Revenue earned	6.00%	7.00%